Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The table below presents the annual compensation paid to our named executive officers (“NEOs”) and our financial performance for each of the three previous fiscal years. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs.
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non- PEO NEOs(4)	Average Compensation Actually Paid to Non- PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment(5) Based on:		Net Income (in millions)	Adjusted Pre-Tax Profit Margin (7)
					IBKR Total Stockholder Return	S&P 500 Total Shareholder Return(6)
2022	$14,041,987	$8,571,380	$3,008,361	$2,028,489	$158	$125	$1,842	67%
2021	$12,289,397	$19,472,820	$2,828,285	$4,188,291	$173	$152	$1,636	67%
2020	$10,141,570	$14,487,968	$2,560,565	$3,408,267	$132	$118	$1,179	61%

(1)	The principal executive officer (“PEO”) is Mr. Milan Galik, our President and Chief Executive Officer.
(2)	We did not offer a pension plan for the years presented, as a result, an adjustment to the Summary Compensation Table is not necessary.
(3)
To calculate the Compensation Actually Paid (“CAP”) to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2022	$14,041,987	($10,037,500)	$9,846,473	($2,293,784)	$27,033	($3,012,829)	$8,571,380
2021	$12,289,397	($8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
2020	$10,141,570	($6,500,000)	$6,902,906	$4,512,108	$0	($568,616)	$14,487,968
Average for non-PEO NEOs
2022	$3,008,361	($1,334,375)	$1,299,225	($402,096)	$14,016	($556,643)	$2,028,489
2021	$2,828,285	($1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291
2020	$2,560,565	($1,122,500)	$1,192,098	$901,365	$0	($123,260)	$3,408,267
(4)
The non-PEO NEOs for all periods presented are the following: Mr. Thomas Peterffy, Chairman; Mr. Earl H. Nemser, Vice Chairman; Mr. Paul J. Brody, Chief Financial Officer, Treasurer and Secretary; and Dr. Thomas A.J. Frank, Executive Vice President and Chief Information Officer.

(5)	The rate of return assumes $100 was invested in our common stock and the S&P 500 Index on December 31, 2019 and assumes the reinvestment of dividends before tax considerations.
(6)	Our selected peer group is the S&P 500 index.
(7)	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Adjusted Pre-Tax Profit Margin
Named Executive Officers, Footnote [Text Block]
(4)
The non-PEO NEOs for all periods presented are the following: Mr. Thomas Peterffy, Chairman; Mr. Earl H. Nemser, Vice Chairman; Mr. Paul J. Brody, Chief Financial Officer, Treasurer and Secretary; and Dr. Thomas A.J. Frank, Executive Vice President and Chief Information Officer.

Peer Group Issuers, Footnote [Text Block]
(6)	Our selected peer group is the S&P 500 index.

PEO Total Compensation Amount	$ 14,041,987	$ 12,289,397	$ 10,141,570
PEO Actually Paid Compensation Amount	$ 8,571,380	19,472,820	14,487,968
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
To calculate the Compensation Actually Paid (“CAP”) to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2022	$14,041,987	($10,037,500)	$9,846,473	($2,293,784)	$27,033	($3,012,829)	$8,571,380
2021	$12,289,397	($8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
2020	$10,141,570	($6,500,000)	$6,902,906	$4,512,108	$0	($568,616)	$14,487,968
Average for non-PEO NEOs
2022	$3,008,361	($1,334,375)	$1,299,225	($402,096)	$14,016	($556,643)	$2,028,489
2021	$2,828,285	($1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291
2020	$2,560,565	($1,122,500)	$1,192,098	$901,365	$0	($123,260)	$3,408,267

Non-PEO NEO Average Total Compensation Amount	$ 3,008,361	2,828,285	2,560,565
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,028,489	4,188,291	3,408,267
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
To calculate the Compensation Actually Paid (“CAP”) to the PEO and the average CAP to the non-PEO NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of CAP for the periods presented:

		Adjustments
Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards	Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year- End	Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year	Compensation Actually Paid (“CAP”)
PEO
2022	$14,041,987	($10,037,500)	$9,846,473	($2,293,784)	$27,033	($3,012,829)	$8,571,380
2021	$12,289,397	($8,525,000)	$8,753,434	$6,042,859	$25,017	$887,113	$19,472,820
2020	$10,141,570	($6,500,000)	$6,902,906	$4,512,108	$0	($568,616)	$14,487,968
Average for non-PEO NEOs
2022	$3,008,361	($1,334,375)	$1,299,225	($402,096)	$14,016	($556,643)	$2,028,489
2021	$2,828,285	($1,237,500)	$1,261,547	$1,142,546	$12,509	$180,904	$4,188,291
2020	$2,560,565	($1,122,500)	$1,192,098	$901,365	$0	($123,260)	$3,408,267

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align executive officers’ long term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each the three years ended December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align executive officers’ long term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each the three years ended December 31, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Graphical Analysis of the Information Presented in the Pay versus Performance Table
As described above, our executive compensation program seeks to align executive officers’ long term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each the three years ended December 31, 2022.

Tabular List [Table Text Block]
Financial Performance Measures
As described in the Compensation Philosophy and Objectives section contained in this Proxy Statement, our executive compensation program is designed to directly link a significant portion of the compensation of our executive officers to individual performance and overall performance standards that align executive officers’ long term interests with those of our stockholders and to attract, retain and motivate key executives who are essential to the implementation of our strategic growth and development strategy.
Our Compensation Committee evaluates individual and company performance in a qualitative fashion and does not utilize specific financial or operating performance goals or targets in setting executive compensation, but it considers the following financial measures to be the most important financial measures used by the Company to link CAP (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year, to Company performance:
	Adjusted Income Before Income Taxes(1)	Adjusted Pre-tax Profit Margin(1)	3-Year Adjusted Net Revenue Growth(1)
PEO
Milan Galik	✔	✔	✔

non-PEO NEOs
Thomas Peterffy(2)
Earl H. Nemser	✔	✔	✔
Paul J. Brody	✔	✔	✔
Thomas A.J. Frank	✔	✔	✔

(1)	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2022.
(2)
Historically, Mr. Thomas Peterffy has received no cash bonus or long-term incentives as the Compensation Committee believes that his and his affiliates’ approximate 90.5% ownership of Holdings which, in turn, owns approximately 75.5% of IBG LLC, has provided sufficient incentive to align his interests with those of our common stockholders.

Total Shareholder Return Amount	$ 158	173	132
Peer Group Total Shareholder Return Amount	125	152	118
Net Income (Loss)	$ 1,842,000,000	$ 1,636,000,000	$ 1,179,000,000
Company Selected Measure Amount	0.67	0.67	0.61
PEO Name	Mr. Milan Galik
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Income Before Income Taxes
Non-GAAP Measure Description [Text Block]
(7)	For additional information regarding non-GAAP financial measures, refer to “Non-GAAP Financial Measures” in Part II, Item 7 of our Annual Report on Form 10-K for the year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-tax Profit Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Adjusted Net Revenue Growth
PEO [Member] | Adjustment for Amounts Reported in the Summary Compensation Table for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,037,500)	$ (8,525,000)	$ (6,500,000)
PEO [Member] | Adjustment for Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,846,473	8,753,434	6,902,906
PEO [Member] | Adjustment for Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,293,784)	6,042,859	4,512,108
PEO [Member] | Adjustment for Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,033	25,017	0
PEO [Member] | Adjustment for Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,012,829)	887,113	(568,616)
Non-PEO NEO [Member] | Adjustment for Amounts Reported in the Summary Compensation Table for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,334,375)	(1,237,500)	(1,122,500)
Non-PEO NEO [Member] | Adjustment for Fair Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,299,225	1,261,547	1,192,098
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(402,096)	1,142,546	901,365
Non-PEO NEO [Member] | Adjustment for Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,016	12,509	0
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (556,643)	$ 180,904	$ (123,260)